Mortgage Loan Participation and Sale Agreements	12 Months Ended
Dec. 31, 2016
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Mortgage Loan Participation and Sale Agreements

Note 16—Mortgage Loan Participation and Sale Agreements

Two of the borrowing facilities secured by mortgage loans acquired for sale are in the form of mortgage loan participation and sale agreements. Participation certificates, each of which represents an undivided beneficial ownership interest in a pool of mortgage loans that have been pooled with Fannie Mae or Freddie Mac, are sold to a lender pending the securitization of such mortgage loans and the sale of the resulting security. A commitment between the Company and a nonaffiliate to sell such security is also assigned to the lender at the time a participation certificate is sold.

The purchase price paid by the lender for each participation certificate is based on the trade price of the security, plus an amount of interest expected to accrue on the security to its anticipated delivery date, minus a present value adjustment, any related hedging costs and a holdback amount that is based on a percentage of the purchase price. The holdback is not required to be paid to the Company until the settlement of the security and its delivery to the lender.

Mortgage loan participation and sale agreements are summarized below:

	Year ended December 31,
	2016	2015	2014
	(dollars in thousands)
Weighted-average interest rate (1)	1.74%	1.62%	1.42%
Average balance	$70,391	$49,318	$44,770
Total interest expense	$1,376	$1,001	$912
Maximum daily amount outstanding	$99,469	$148,032	$116,363

(1)	Excludes the effect of amortization of debt issuance costs of $130,000 for the year ended December 31, 2016, and $193,000 for the year ended December 31, 2015.

	December 31,
	2016	2015
	(dollars in thousands)
Carrying value:
Amount outstanding	$25,917	$—
Unamortized debt issuance costs	—	—
	$25,917	$—
Weighted-average interest rate	2.02%	—
Mortgage loans acquired for sale pledged to secure mortgage loan participation and sale agreements	$26,738	$—